Prepaids and Other - Narrative (Details)	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Royalty payment, percentage of net profit	4.00%	4.00%